Schedule Discloses Effect of Changes in Ownership Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Noncontrolling Interest [Line Items]
Net income attributable to China Distance Education Holdings Limited	$ 11,626	$ 14,935	$ 26,290
Transfers from noncontrolling interest:
Changes from net income attributable to China Distance Education Holdings Limited's shareholders and transfer from noncontrolling interests	11,655	16,025	$ 26,290
Beijing Zhengbao Yucai Education Technology Co., Ltd. (''Zhengbao Yucai'')
Transfers from noncontrolling interest:
Increase in the Group's additional paid-in capital in relation to capital contribution noncontrolling interest		$ 1,090
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd. (''Jiangsu Asset)
Transfers from noncontrolling interest:
Increase in the Group's additional paid-in capital in relation to capital contribution noncontrolling interest	$ 29